PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 252	€ 242
Additional provisions recognised	83	242
Unused amounts reversed	(17)	(23)
Utilised during the period	(123)	(209)
Translation	1
Ending balance	196	252
Non-current	54	119
Current	142	133
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	223	216
Additional provisions recognised	80	236
Unused amounts reversed	(15)	(23)
Utilised during the period	(121)	(206)
Translation	1
Ending balance	168	223
Non-current	35
Current	133
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	16	13
Additional provisions recognised	2	4
Unused amounts reversed	0	0
Utilised during the period	(1)	(1)
Translation	0
Ending balance	17	16
Non-current	17
Current	0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	13	13
Additional provisions recognised	1	2
Unused amounts reversed	(2)	0
Utilised during the period	(1)	(2)
Translation	0
Ending balance	11	€ 13
Non-current	2
Current	€ 9